SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Accounting Policies [Abstract]
Allowance for expected credit losses	$ 540	$ 540
Property and equipment, salvage value percentage		0.00%
Impairment of long lived assets	0	$ 0
Right of use asset	62,716	154,254
Lease liabilities	$ 62,716	154,254
Future minimum rental payments description	The Company’s management believes that using an incremental borrowing rate of the Hong Kong Dollar Best Lending Rate (“BLR”) 5.875% (2024: 5.875%) plus Margin 1.500% p.a. was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company was 7.375% (2024: 7.375%)
Allowance for expected credit losses	$ 39,386	20,322	$ 49,573
Impairment loss	$ 0	$ 0